Basis of Presentation	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Basis of Presentation

2. Basis of Presentation

Statement of Compliance

The financial statements of the Company have been prepared in accordance with in accordance with International Accounting Standards (“IAS”) and International Financial Reporting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Adoption of amendments to IAS and IFRS

During the financial period, the Company adopted the following applicable amendments to IAS and IFRS issued by IASB:

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current
Amendments to IAS 1 and Practice Statement 2	Non-current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

The adoption of these amendments to standards did not have any significant impact on the financial statements of the Company.

New IFRS and amendments to IAS and IFRSs issued but not yet effective

The Company has not applied the following new IFRS and amendments to IAS and IFRS that have been issued by the IASB but are not yet effective for the Company.

Effective dates for financial periods beginning on or after

Amendments to IAS 21	Lack of Exchangeability	1 January 2025
Revised IFRS Practice Statement 1	Management Commentary	23 June 2025
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity	1 January 2026

2. Basis of Presentation (Cont’d)

New IFRS and amendments to IAS and IFRSs issued but not yet effective (Cont’d)

The Company has not applied the following new IFRS and amendments to IAS and IFRS that have been issued by the IASB but are not yet effective for the Company. (Cont’d)

Effective dates for financial periods beginning on or after

Amendments to IFRS 10, IFRS 9, IFRS 1, IAS 7, IFRS 7	Annual Improvements to IFRS Accounting Standards - Volume 11	1 January 2026
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IFRS 10 and IAS 28	Sales or Contribution of between an Investor and its Associate or Joint Venture	Deferred until further notice

The directors anticipate that the abovementioned new IFRS and amendments to IAS and IFRS will be adopted in the annual financial statements of the Company when they become effective.

The initial application of the above-mentioned new IFRS and amendments to IAS and IFRS are not expected to have any significant impacts on the financial statements of the Company except as disclosed below.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements. It preserves the majority requirements of IAS 1 while introducing additional requirements. In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows and some requirements of IAS 1 have been moved to IAS 8 Basis of Preparation of Financial Statements.

IFRS 18 additional requirements are as follows:

(i)	Statement of Profit or Loss and Other Comprehensive Income

IFRS 18 introduces newly defined “operating profit or loss” and “profit or loss before financing and income tax” subtotal which are to be presented in the statement of profit or loss, while the net profit or loss remains unchanged. Statement of profit or loss to be presented in five categories: operating, investing, financing, income taxes and discontinued operations.

(ii)	Statement of Cash Flows

The standard modifies the starting point for calculating cash flows from operations using the indirect method, shifting from “profit or loss” to “operating profit or loss”. It also provides guidance on classification of interest and dividend in statement of cash flows.

2. Basis of Presentation (Cont’d)

New IFRS and amendments to IAS and IFRSs issued but not yet effective (Cont’d)

The initial application of the above-mentioned new IFRS and amendments to IAS and IFRS are not expected to have any significant impacts on the financial statements of the Company except as disclosed below. (Cont’d)

IFRS 18 Presentation and Disclosure in Financial Statements (Cont’d)

IFRS 18 additional requirements are as follows: (Cont’d)

(iii)	New disclosures of expenses by nature

Entities are required to present expenses in the operating category by nature, function or a mix of both. IFRS 18 includes guidance for entities to assess and determine which approach is most appropriate based on the facts and circumstances.

(iv)	Management-defined Performance Measures (MPMs)

The standard requires disclosure of explanations of the entity’s company-specific measures that are related to the statement of profit or loss, referred to MPMs. MPMs are required to be reconciled to the most similar specified subtotal in IFRS Accounting Standards.

(v)	Enhanced Guidance on Aggregation and Disaggregation

IFRS 18 provides enhanced guidance on grouping items based on shared characteristics and requires disaggregation when items have dissimilar characteristics or when such disaggregation is material.

The potential impact of the new standard on the financial statements of the Company has yet to be assessed.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Basis of Presentation

2.	Basis of Presentation

Statement of Compliance

The financial statements of the Group have been prepared in accordance with International Accounting Standards (“IAS”) and International Financial Reporting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Adoption of amendments to IAS and IFRS

During the financial period, the Company adopted the following applicable amendments to IAS issued by IASB:

Amendments to IAS 21	Lack of Exchangeability

The adoption of the amendment to standards did not have any significant impact on the financial statements of the Group.

New IFRS and amendments to IAS and IFRSs issued but not yet effective

The Company has not applied the following new IFRS and amendments to IAS and IFRS that have been issued by the IASB but are not yet effective for the Group.

Effective dates for financial periods beginning on or after

Revised IFRS Practice Statement 1	Management Commentary	23 June 2025
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity	1 January 2026
Amendments to IFRS 10, IFRS 9, IFRS 1, IAS 7, IFRS 7	Annual Improvements to IFRS Accounting Standards - Volume 11	1 January 2026
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IFRS 10 and IAS 28	Sales or Contribution of between an Investor and its Associate or Joint Venture	Deferred until further notice

The directors anticipate that the abovementioned new IFRS and amendments to IAS and IFRS will be adopted in the annual financial statements of the Group when they become effective.

The initial application of the above-mentioned new IFRS and amendments to IAS and IFRS are not expected to have any significant impacts on the financial statements of the Company except as disclosed below.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements. It preserves the majority requirements of IAS 1 while introducing additional requirements. In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows and some requirements of IAS 1 have been moved to IAS 8 Basis of Preparation of Financial Statements.

IFRS 18 additional requirements are as follows:

(i)	Statement of Profit or Loss and Other Comprehensive Income

IFRS 18 introduces newly defined “operating profit or loss” and “profit or loss before financing and income tax” subtotal which are to be presented in the statement of profit or loss, while the net profit or loss remains unchanged. Statement of profit or loss to be presented in five categories: operating, investing, financing, income taxes and discontinued operations.

(ii)	Statement of Cash Flows

The standard modifies the starting point for calculating cash flows from operations using the indirect method, shifting from “profit or loss” to “operating profit or loss”. It also provides guidance on classification of interest and dividend in statement of cash flows.

(iii)	New disclosures of expenses by nature

Entities are required to present expenses in the operating category by nature, function or a mix of both. IFRS 18 includes guidance for entities to assess and determine which approach is most appropriate based on the facts and circumstances.

(iv)	Management-defined Performance Measures (MPMs)

The standard requires disclosure of explanations of the entity’s company-specific measures that are related to the statement of profit or loss, referred to MPMs. MPMs are required to be reconciled to the most similar specified subtotal in IFRS Accounting Standards.

(v)	Enhanced Guidance on Aggregation and Disaggregation

IFRS 18 provides enhanced guidance on grouping items based on shared characteristics and requires disaggregation when items have dissimilar characteristics or when such disaggregation is material.

The potential impact of the new standard on the financial statements of the Group has yet to be assessed.

2.	Basis of Presentation

Statement of Compliance

The financial statements of the Company have been prepared in accordance with International Accounting Standards (“IAS”) and International Financial Reporting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Going concern assumption

The Group incurred a net loss of USD2,624,738 (2024: USD2,391,161) during the financial year ended 31 March 2025 and as of that date, the Group’s current liabilities exceeded current assets by USD5,998,779 (2024: USD3,771,077) and it has deficit in shareholder’s equity of USD1,115,916 (2024: N/A), thereby indicating that material uncertainty exists that may cast significant doubt on the Group’s ability to continue as a going concern.

The financial statements of the Group have been prepared on a going concern basis, the validity of which depends on the continuing support from its director to meet its obligations as and when they fall due. The Director of the holding company, Dr. Tham Seng Kong, has confirmed to provide continuous financial support to the Group so as to enable the Group to meet its obligations as and when they fall due and to operate as a going concern in the foreseeable future.

Subsequent to the financial year end, 50% of the total amount owing to the directors as at 31 March 2025 will be capitalised into equity. This capitalisation further strengthens the financial position of the Group and supports the appropriateness of the going concern assumption.

2.	Basis of Presentation (Cont’d)

Adoption of amendments to IAS and IFRS

During the financial period, the Company adopted the following applicable amendments to IAS and IFRS issued by IASB:

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current
Amendments to IAS 1 and Practice Statement 2	Non-current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

The adoption of these amendments to standards did not have any significant impact on the financial statements of the Company.

New IFRS and amendments to IAS and IFRSs issued but not yet effective

The Company has not applied the following new IFRS and amendments to IAS and IFRS that have been issued by the IASB but are not yet effective for the Group.

Effective dates for financial periods beginning on or after

Amendments to IAS 21	Lack of Exchangeability	1 January 2025
Revised IFRS Practice Statement 1	Management Commentary	23 June 2025
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity	1 January 2026
Amendments to IFRS 10, IFRS 9, IFRS 1, IAS 7, IFRS 7	Annual Improvements to IFRS Accounting Standards - Volume 11	1 January 2026
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IFRS 10 and IAS 28	Sales or Contribution of between an Investor and its Associate or Joint Venture	Deferred until further notice

The directors anticipate that the abovementioned new IFRS and amendments to IAS and IFRS will be adopted in the annual financial statements of the Group when they become effective.

The initial application of the above-mentioned new IFRS and amendments to IAS and IFRS are not expected to have any significant impacts on the financial statements of the Company except as disclosed below.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements. It preserves the majority requirements of IAS 1 while introducing additional requirements. In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows and some requirements of IAS 1 have been moved to IAS 8 Basis of Preparation of Financial Statements.

2.	Basis of Presentation (Cont’d)

IFRS 18 Presentation and Disclosure in Financial Statements (Cont’d)

IFRS 18 additional requirements are as follows:

(i)	Statement of Profit or Loss and Other Comprehensive Income

IFRS 18 introduces newly defined “operating profit or loss” and “profit or loss before financing and income tax” subtotal which are to be presented in the statement of profit or loss, while the net profit or loss remains unchanged. Statement of profit or loss to be presented in five categories: operating, investing, financing, income taxes and discontinued operations.

(ii)	Statement of Cash Flows

The standard modifies the starting point for calculating cash flows from operations using the indirect method, shifting from “profit or loss” to “operating profit or loss”. It also provides guidance on classification of interest and dividend in statement of cash flows.

(iii)	New disclosures of expenses by nature

Entities are required to present expenses in the operating category by nature, function or a mix of both. IFRS 18 includes guidance for entities to assess and determine which approach is most appropriate based on the facts and circumstances.

(iv)	Management-defined Performance Measures (MPMs)

The standard requires disclosure of explanations of the entity’s company-specific measures that are related to the statement of profit or loss, referred to MPMs. MPMs are required to be reconciled to the most similar specified subtotal in IFRS Accounting Standards.

(v)	Enhanced Guidance on Aggregation and Disaggregation

IFRS 18 provides enhanced guidance on grouping items based on shared characteristics and requires disaggregation when items have dissimilar characteristics or when such disaggregation is material.

The potential impact of the new standard on the financial statements of the Group has yet to be assessed.

Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Basis of Presentation

2. Basis of Presentation

Statement of Compliance

The financial statements of the Company have been prepared in accordance with in accordance with International Accounting Standards (“IAS”) and International Financial Reporting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Adoption of amendments to IAS and IFRS

During the financial period, the Company adopted the following applicable amendments to IAS issued by IASB:

Amendments to IAS21	Lack of Exchangeability

The adoption of these amendments to standards did not have any significant impact on the financial statements of the Company.

New IFRS and amendments to IAS and IFRSs issued but not yet effective

The Company has not applied the following new IFRS and amendments to IAS and IFRS that have been issued by the IASB but are not yet effective for the Company.

Effective dates for financial periods beginning on or after

Revised IFRS Practice Statement 1	Management Commentary	23 June 2025
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity	1 January 2026

Amendments to IFRS 10, IFRS 9, IFRS 1, IAS 7, IFRS 7	Annual Improvements to IFRS Accounting Standards - Volume 11	1 January 2026
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IFRS 10 and IAS 28	Sales or Contribution of between an Investor and its Associate or Joint Venture	Deferred until further notice

The directors anticipate that the abovementioned new IFRS and amendments to IAS and IFRS will be adopted in the annual financial statements of the Company when they become effective.

The initial application of the above-mentioned new IFRS and amendments to IAS and IFRS are not expected to have any significant impacts on the financial statements of the Company except as disclosed below.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements. It preserves the majority requirements of IAS 1 while introducing additional requirements. In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows and some requirements of IAS 1 have been moved to IAS 8 Basis of Preparation of Financial Statements.

IFRS 18 additional requirements are as follows:

(i)	Statement of Profit or Loss and Other Comprehensive Income

IFRS 18 introduces newly defined “operating profit or loss” and “profit or loss before financing and income tax” subtotal which are to be presented in the statement of profit or loss, while the net profit or loss remains unchanged. Statement of profit or loss to be presented in five categories: operating, investing, financing, income taxes and discontinued operations.

(ii)	Statement of Cash Flows

The standard modifies the starting point for calculating cash flows from operations using the indirect method, shifting from “profit or loss” to “operating profit or loss”. It also provides guidance on classification of interest and dividend in statement of cash flows.

(iii)	New disclosures of expenses by nature

Entities are required to present expenses in the operating category by nature, function or a mix of both. IFRS 18 includes guidance for entities to assess and determine which approach is most appropriate based on the facts and circumstances.

(iv)	Management-defined Performance Measures (MPMs)

The standard requires disclosure of explanations of the entity’s company-specific measures that are related to the statement of profit or loss, referred to MPMs. MPMs are required to be reconciled to the most similar specified subtotal in IFRS Accounting Standards.

(v)	Enhanced Guidance on Aggregation and Disaggregation

IFRS 18 provides enhanced guidance on grouping items based on shared characteristics and requires disaggregation when items have dissimilar characteristics or when such disaggregation is material.

The potential impact of the new standard on the financial statements of the Company has yet to be assessed.